Inventories	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Inventories

6.	Inventories

As at December 31	2020	2019
Finished commercial product available-for-sale	$4,032	$5,273
Finished retail pharmacy product available for sale	216	—
Unfinished product and packaging materials	891	1,055

	$5,139	$6,328

Inventories expensed as part of cost of goods sold during the year ended December 31, 2020 amounted to $3,355 (2019 – $3,585; 2018 – $3,862). During the year ended December 31, 2020, the Company wrote-off
inventory of $682 (2019 – $1,983; 2018 – $95) that had expired or was otherwise unusable through cost of goods sold on the statement of (loss) income and comprehensive (loss) income.